Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	DWS SECURITIES TRUST
Central Index Key	0000088048
Amendment Flag	false
Document Creation Date	Apr 29, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013

DWS Communications Fund
DWS Communications Fund
Investment Objective
The fund seeks to maximize total return.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 30) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees DWS Communications Fund (USD $)	Class A	Class B	Class C	INST Class
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	20	20	20	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses DWS Communications Fund	Class A	Class B	Class C	INST Class
Management fee	0.99%	0.99%	0.99%	0.99%
Distribution/service (12b-1) fees	0.24%	0.98%	1.00%	none
Other expenses	0.49%	0.78%	0.58%	0.41%
Total annual fund operating expenses	1.72%	2.75%	2.57%	1.40%
Less fee waiver/expense reimbursement	0.08%	0.36%	0.18%	0.01%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.64%	2.39%	2.39%	1.39%

The Advisor has contractually agreed through April 30, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at ratios no higher than 1.64%, 2.39%, 2.39% and 1.39% (excluding extraordinary expenses, taxes, brokerage and interest expenses) for Class A, Class B, Class C and Institutional Class, respectively. The agreement may only be terminated with the consent of the fund's Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class A, Class B, Class C and Institutional Class) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DWS Communications Fund (USD $)	Class A	Class B	Class C	INST Class
1 Year	732	642	342	142
3 Years	1,078	1,119	782	442
5 Years	1,448	1,623	1,349	765
10 Years	2,482	2,577	2,892	1,679

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DWS Communications Fund (USD $)	Class A	Class B	Class C	INST Class
1 Year	732	242	242	142
3 Years	1,078	819	782	442
5 Years	1,448	1,423	1,349	765
10 Years	2,482	2,577	2,892	1,679

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2012: 73%.
Principal Investment Strategy
Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes (measured at the time of investment), in securities of companies in the communications field. The fund may not invest less than 65% of its total assets in the communications field, except as described in the prospectus. The fund normally focuses on the securities of US and foreign companies that are engaged in the research, development, manufacture or sale of communications services, technology, equipment or products. The fund may invest in common stocks and other dividend or interest paying securities, such as convertible securities (both preferred stocks and bonds), bonds and short-term cash equivalents. The fund may invest without limit in stocks and other securities of companies not publicly traded in the United States, including securities traded mainly in emerging markets.

Management process. The fund seeks to achieve its objective through a combination of long-term growth of capital and, to a lesser extent, current income. In choosing securities, portfolio management emphasizes investments in companies offering products, services and enabling technologies in a wide spectrum from traditional communications to newer data-centric communications like the Internet and corporate networks.

Derivatives. Portfolio management generally may use stock index futures contracts, which are a type of derivative (contracts whose values are based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class, for risk management or to keep cash on hand to meet shareholder redemptions and for hedging purposes.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class, or to keep cash on hand to meet shareholder redemptions. In addition, the fund may use foreign currency forward contracts, options, swaps and other similar instruments to hedge foreign currency risk in connection with its investments in securities of foreign companies.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.
Main Risks
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 31.90% Q2 2009 Worst Quarter: -26.25%, Q4 2008 Year-to-Date as of 3/31/2013: 7.20%
Average Annual Total Returns (For periods ended 12/31/2012 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns DWS Communications Fund	Class Inception	1 Year	5 Years	10 Years
Class A before tax	Jan 18, 1984	10.37%	(2.88%)	5.94%
Class A After tax on distributions		10.01%	(3.23%)	5.75%
Class A After tax on distributions and sale of fund shares		7.24%	(2.50%)	5.18%
Class B before tax	Jan 3, 1995	13.10%	(2.55%)	5.76%
Class C before tax	Oct 28, 1998	16.17%	(2.47%)	5.70%
INST Class before tax	Jun 4, 1998	17.30%	(1.50%)	6.86%
MSCI World Index (reflects no deduction for fees, expenses or taxes)		15.83%	(1.18%)	7.51%
MSCI World Telecom Services Index (reflects no deduction for fees or expenses)		6.39%	(1.81%)	6.84%

The Advisor believes that the additional MSCI World Telecom Services Index reasonably represents the performance of the specific sector of the market in which the fund concentrates.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
DWS Communications Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS Communications Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 30) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

		Portfolio turnover rate for fiscal year 2012: 73%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Advisor has contractually agreed through April 30, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at ratios no higher than 1.64%, 2.39%, 2.39% and 1.39% (excluding extraordinary expenses, taxes, brokerage and interest expenses) for Class A, Class B, Class C and Institutional Class, respectively. The agreement may only be terminated with the consent of the fund's Board.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class A, Class B, Class C and Institutional Class) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes (measured at the time of investment), in securities of companies in the communications field. The fund may not invest less than 65% of its total assets in the communications field, except as described in the prospectus. The fund normally focuses on the securities of US and foreign companies that are engaged in the research, development, manufacture or sale of communications services, technology, equipment or products. The fund may invest in common stocks and other dividend or interest paying securities, such as convertible securities (both preferred stocks and bonds), bonds and short-term cash equivalents. The fund may invest without limit in stocks and other securities of companies not publicly traded in the United States, including securities traded mainly in emerging markets.

Management process. The fund seeks to achieve its objective through a combination of long-term growth of capital and, to a lesser extent, current income. In choosing securities, portfolio management emphasizes investments in companies offering products, services and enabling technologies in a wide spectrum from traditional communications to newer data-centric communications like the Internet and corporate networks.

Derivatives. Portfolio management generally may use stock index futures contracts, which are a type of derivative (contracts whose values are based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class, for risk management or to keep cash on hand to meet shareholder redemptions and for hedging purposes.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class, or to keep cash on hand to meet shareholder redemptions. In addition, the fund may use foreign currency forward contracts, options, swaps and other similar instruments to hedge foreign currency risk in connection with its investments in securities of foreign companies.

		Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

		Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.
Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Advisor believes that the additional MSCI World Telecom Services Index reasonably represents the performance of the specific sector of the market in which the fund concentrates.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 31.90% Q2 2009 Worst Quarter: -26.25%, Q4 2008 Year-to-Date as of 3/31/2013: 7.20%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2012 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
DWS Communications Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.99%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Less fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.64%
1 Year	rr_ExpenseExampleYear01	732
3 Years	rr_ExpenseExampleYear03	1,078
5 Years	rr_ExpenseExampleYear05	1,448
10 Years	rr_ExpenseExampleYear10	2,482
1 Year	rr_ExpenseExampleNoRedemptionYear01	732
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,078
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,448
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,482
2003	rr_AnnualReturn2003	22.89%
2004	rr_AnnualReturn2004	21.23%
2005	rr_AnnualReturn2005	14.95%
2006	rr_AnnualReturn2006	21.14%
2007	rr_AnnualReturn2007	(0.51%)
2008	rr_AnnualReturn2008	(57.39%)
2009	rr_AnnualReturn2009	52.60%
2010	rr_AnnualReturn2010	22.34%
2011	rr_AnnualReturn2011	(1.62%)
2012	rr_AnnualReturn2012	17.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.25%)
DWS Communications Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.99%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.98%
Other expenses	rr_OtherExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.75%
Less fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.36%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.39%
1 Year	rr_ExpenseExampleYear01	642
3 Years	rr_ExpenseExampleYear03	1,119
5 Years	rr_ExpenseExampleYear05	1,623
10 Years	rr_ExpenseExampleYear10	2,577
1 Year	rr_ExpenseExampleNoRedemptionYear01	242
3 Years	rr_ExpenseExampleNoRedemptionYear03	819
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,423
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,577
DWS Communications Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.99%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.57%
Less fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.39%
1 Year	rr_ExpenseExampleYear01	342
3 Years	rr_ExpenseExampleYear03	782
5 Years	rr_ExpenseExampleYear05	1,349
10 Years	rr_ExpenseExampleYear10	2,892
1 Year	rr_ExpenseExampleNoRedemptionYear01	242
3 Years	rr_ExpenseExampleNoRedemptionYear03	782
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,349
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,892
DWS Communications Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.99%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Less fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.39%
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	442
5 Years	rr_ExpenseExampleYear05	765
10 Years	rr_ExpenseExampleYear10	1,679
1 Year	rr_ExpenseExampleNoRedemptionYear01	142
3 Years	rr_ExpenseExampleNoRedemptionYear03	442
5 Years	rr_ExpenseExampleNoRedemptionYear05	765
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,679
DWS Communications Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.37%
5 Years	rr_AverageAnnualReturnYear05	(2.88%)
10 Years	rr_AverageAnnualReturnYear10	5.94%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jan 18, 1984
DWS Communications Fund | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.10%
5 Years	rr_AverageAnnualReturnYear05	(2.55%)
10 Years	rr_AverageAnnualReturnYear10	5.76%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jan 3, 1995
DWS Communications Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.17%
5 Years	rr_AverageAnnualReturnYear05	(2.47%)
10 Years	rr_AverageAnnualReturnYear10	5.70%
Class Inception	rr_AverageAnnualReturnInceptionDate	Oct 28, 1998
DWS Communications Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.30%
5 Years	rr_AverageAnnualReturnYear05	(1.50%)
10 Years	rr_AverageAnnualReturnYear10	6.86%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun 4, 1998
DWS Communications Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.01%
5 Years	rr_AverageAnnualReturnYear05	(3.23%)
10 Years	rr_AverageAnnualReturnYear10	5.75%
DWS Communications Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.24%
5 Years	rr_AverageAnnualReturnYear05	(2.50%)
10 Years	rr_AverageAnnualReturnYear10	5.18%
DWS Communications Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
10 Years	rr_AverageAnnualReturnYear10	7.51%
DWS Communications Fund | MSCI World Telecom Services Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.39%
5 Years	rr_AverageAnnualReturnYear05	(1.81%)
10 Years	rr_AverageAnnualReturnYear10	6.84%

DWS RREEF Real Estate Securities Fund
DWS RREEF Real Estate Securities Fund
Investment Objective
The fund's investment objective is long-term capital appreciation and current income.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 30) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees DWS RREEF Real Estate Securities Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	20	20	20	none	none	20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses DWS RREEF Real Estate Securities Fund	Class A	Class B	Class C	Class R	INST Class	Class S
Management fee	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution/service (12b-1) fees	0.25%	1.00%	1.00%	0.49%	none	none
Other expenses	0.35%	0.42%	0.28%	0.40%	0.21%	0.38%
Total annual fund operating expenses	0.99%	1.81%	1.67%	1.28%	0.60%	0.77%

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DWS RREEF Real Estate Securities Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
1 Year	670	584	270	130	61	79
3 Years	872	869	526	406	192	246
5 Years	1,091	1,180	907	702	335	428
10 Years	1,718	1,713	1,976	1,545	750	954

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DWS RREEF Real Estate Securities Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
1 Year	670	184	170	130	61	79
3 Years	872	569	526	406	192	246
5 Years	1,091	980	907	702	335	428
10 Years	1,718	1,713	1,976	1,545	750	954

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2012: 108%.
Principal Investment Strategy
Main investments. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), in equity securities of real estate investment trusts (REITs) and real estate companies. A company is considered to be a real estate company if, in the opinion of portfolio management, at least 50% of its revenues or 50% of the market value of its assets at the time of purchase are attributed to the ownership, construction, management or sale of real estate. The fund may invest without limitation in securities of companies engaged principally in the real estate industry.

The fund may also invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities.

Management process. Portfolio management looks for real estate securities they believe will provide superior returns over the long term, particularly companies portfolio management believes have the potential for stock price appreciation, and a record of paying dividends.

To find these issuers, portfolio management tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. For this analysis, portfolio management uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs. Its analysis also considers the companies' management structures, financial structures and business strategies. Lastly, portfolio management considers the effect of the real estate securities markets in general when making investment decisions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.
Main Risks
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

The bar chart and the after-tax returns below are shown for Class A shares (instead of Institutional Class shares, which had been used in the past) because Class A shares now have 10 or more years of annual returns and are available to most investors.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 32.06%, Q3 2009 Worst Quarter: -39.88%, Q4 2008 Year-to-Date as of 3/31/2013: 5.81%
Average Annual Total Returns (For periods ended 12/31/2012 expressed as a %)
After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns DWS RREEF Real Estate Securities Fund	Class Inception	1 Year	5 Years	10 Years
Class A before tax	Sep 5, 2002	10.31%	4.05%	11.16%
Class A After tax on distributions		9.22%	3.12%	9.39%
Class A After tax on distributions and sale of fund shares		7.39%	2.92%	9.00%
Class B before tax	Sep 5, 2002	13.08%	4.37%	10.93%
Class C before tax	Sep 5, 2002	16.23%	4.59%	11.02%
INST Class before tax	Dec 1, 1999	17.54%	5.67%	12.19%
Class R before tax	Oct 1, 2003	16.68%	5.03%	11.54%
Class S before tax	May 2, 2005	17.35%	5.53%	11.99%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%
MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)		17.77%	5.77%	11.58%

The Advisor believes the additional MSCI US REIT Index represents the fund's overall investment process.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
DWS RREEF Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS RREEF Real Estate Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund's investment objective is long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 30) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

		Portfolio turnover rate for fiscal year 2012: 108%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Main investments. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), in equity securities of real estate investment trusts (REITs) and real estate companies. A company is considered to be a real estate company if, in the opinion of portfolio management, at least 50% of its revenues or 50% of the market value of its assets at the time of purchase are attributed to the ownership, construction, management or sale of real estate. The fund may invest without limitation in securities of companies engaged principally in the real estate industry.

The fund may also invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities.

Management process. Portfolio management looks for real estate securities they believe will provide superior returns over the long term, particularly companies portfolio management believes have the potential for stock price appreciation, and a record of paying dividends.

To find these issuers, portfolio management tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. For this analysis, portfolio management uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs. Its analysis also considers the companies' management structures, financial structures and business strategies. Lastly, portfolio management considers the effect of the real estate securities markets in general when making investment decisions.

		Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

		Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.
Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

		The bar chart and the after-tax returns below are shown for Class A shares (instead of Institutional Class shares, which had been used in the past) because Class A shares now have 10 or more years of annual returns and are available to most investors.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Advisor believes the additional MSCI US REIT Index represents the fund's overall investment process.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 32.06%, Q3 2009 Worst Quarter: -39.88%, Q4 2008 Year-to-Date as of 3/31/2013: 5.81%
Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	The bar chart and the after-tax returns below are shown for Class A shares (instead of Institutional Class shares, which had been used in the past) because Class A shares now have 10 or more years of annual returns and are available to most investors.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2012 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Institutional Class and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
DWS RREEF Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.39%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	670
3 Years	rr_ExpenseExampleYear03	872
5 Years	rr_ExpenseExampleYear05	1,091
10 Years	rr_ExpenseExampleYear10	1,718
1 Year	rr_ExpenseExampleNoRedemptionYear01	670
3 Years	rr_ExpenseExampleNoRedemptionYear03	872
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,091
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,718
2003	rr_AnnualReturn2003	38.51%
2004	rr_AnnualReturn2004	31.57%
2005	rr_AnnualReturn2005	11.89%
2006	rr_AnnualReturn2006	37.73%
2007	rr_AnnualReturn2007	(15.89%)
2008	rr_AnnualReturn2008	(39.34%)
2009	rr_AnnualReturn2009	29.98%
2010	rr_AnnualReturn2010	28.66%
2011	rr_AnnualReturn2011	8.99%
2012	rr_AnnualReturn2012	17.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.88%)
DWS RREEF Real Estate Securities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.39%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.81%
1 Year	rr_ExpenseExampleYear01	584
3 Years	rr_ExpenseExampleYear03	869
5 Years	rr_ExpenseExampleYear05	1,180
10 Years	rr_ExpenseExampleYear10	1,713
1 Year	rr_ExpenseExampleNoRedemptionYear01	184
3 Years	rr_ExpenseExampleNoRedemptionYear03	569
5 Years	rr_ExpenseExampleNoRedemptionYear05	980
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,713
DWS RREEF Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.39%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
1 Year	rr_ExpenseExampleYear01	270
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	907
10 Years	rr_ExpenseExampleYear10	1,976
1 Year	rr_ExpenseExampleNoRedemptionYear01	170
3 Years	rr_ExpenseExampleNoRedemptionYear03	526
5 Years	rr_ExpenseExampleNoRedemptionYear05	907
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,976
DWS RREEF Real Estate Securities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.39%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.49%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,545
1 Year	rr_ExpenseExampleNoRedemptionYear01	130
3 Years	rr_ExpenseExampleNoRedemptionYear03	406
5 Years	rr_ExpenseExampleNoRedemptionYear05	702
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,545
DWS RREEF Real Estate Securities Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.39%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	192
5 Years	rr_ExpenseExampleNoRedemptionYear05	335
10 Years	rr_ExpenseExampleNoRedemptionYear10	750
DWS RREEF Real Estate Securities Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.39%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
1 Year	rr_ExpenseExampleNoRedemptionYear01	79
3 Years	rr_ExpenseExampleNoRedemptionYear03	246
5 Years	rr_ExpenseExampleNoRedemptionYear05	428
10 Years	rr_ExpenseExampleNoRedemptionYear10	954
DWS RREEF Real Estate Securities Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.31%
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	11.16%
Class Inception	rr_AverageAnnualReturnInceptionDate	Sep 5, 2002
DWS RREEF Real Estate Securities Fund | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.08%
5 Years	rr_AverageAnnualReturnYear05	4.37%
10 Years	rr_AverageAnnualReturnYear10	10.93%
Class Inception	rr_AverageAnnualReturnInceptionDate	Sep 5, 2002
DWS RREEF Real Estate Securities Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.23%
5 Years	rr_AverageAnnualReturnYear05	4.59%
10 Years	rr_AverageAnnualReturnYear10	11.02%
Class Inception	rr_AverageAnnualReturnInceptionDate	Sep 5, 2002
DWS RREEF Real Estate Securities Fund | before tax | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.68%
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	11.54%
Class Inception	rr_AverageAnnualReturnInceptionDate	Oct 1, 2003
DWS RREEF Real Estate Securities Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.54%
5 Years	rr_AverageAnnualReturnYear05	5.67%
10 Years	rr_AverageAnnualReturnYear10	12.19%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec 1, 1999
DWS RREEF Real Estate Securities Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.35%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	11.99%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 2, 2005
DWS RREEF Real Estate Securities Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.22%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	9.39%
DWS RREEF Real Estate Securities Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.39%
5 Years	rr_AverageAnnualReturnYear05	2.92%
10 Years	rr_AverageAnnualReturnYear10	9.00%
DWS RREEF Real Estate Securities Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
DWS RREEF Real Estate Securities Fund | MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.77%
5 Years	rr_AverageAnnualReturnYear05	5.77%
10 Years	rr_AverageAnnualReturnYear10	11.58%

DWS RREEF Global Real Estate Securities Fund
DWS RREEF Global Real Estate Securities Fund
Investment Objective
The fund's investment objective is to seek total return through a combination of current income and long-term capital appreciation.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 30) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees DWS RREEF Global Real Estate Securities Fund (USD $)	Class A	Class C	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	1.00%	none	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	2.00%	2.00%	2.00%	2.00%
Annual Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	20	20	none	20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses DWS RREEF Global Real Estate Securities Fund	Class A	Class C	INST Class	Class S
Management fee	0.99%	0.99%	0.99%	0.99%
Distribution/service (12b-1) fees	0.25%	1.00%	none	none
Other expenses	0.32%	0.36%	0.21%	0.38%
Total annual fund operating expenses	1.56%	2.35%	1.20%	1.37%

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DWS RREEF Global Real Estate Securities Fund (USD $)	Class A	Class C	INST Class	Class S
1 Year	725	338	122	139
3 Years	1,039	733	381	434
5 Years	1,376	1,255	660	750
10 Years	2,325	2,686	1,455	1,646

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DWS RREEF Global Real Estate Securities Fund (USD $)	Class A	Class C	INST Class	Class S
1 Year	725	238	122	139
3 Years	1,039	733	381	434
5 Years	1,376	1,255	660	750
10 Years	2,325	2,686	1,455	1,646

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2012: 94%.
Principal Investment Strategy
Main investments. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and debt securities issued by real estate companies, such as real estate investment trusts (REITs), REIT-like structures or real estate operating companies. A company will be considered a real estate company if, in the opinion of the investment advisor or a subadvisor, at least 50% of its revenues or at least 50% of the market value of its assets at the time the security is purchased are attributable to the ownership, construction, financing, management or sale of real estate or such other activities that are primarily related to real estate. The fund may invest without limitation in securities of companies engaged principally in the real estate industry.

The fund may also invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities. In addition, the fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar transactions, in connection with its investments in securities of foreign companies.

Management process. In choosing securities, portfolio management uses a combination of two analytical disciplines:

Top-down research. Portfolio management analyzes market-wide investment conditions to arrive at the fund's weighting across regional markets (i.e., the portfolio weighting across investments in the Americas, Europe, Asia and Australia), and, within these regions, its strategy across investment sectors, such as office, industrial, retail, hospitality and residential apartment real estate sectors.

Bottom-up research. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund's exposure to individual securities within each region. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities they believe can provide superior returns over the long-term, and to sell those that they believe no longer represent the strongest prospects.

Derivatives. In addition to derivatives related to its foreign investments, the fund may use various types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.
Main Risks
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 35.70%, Q2 2009 Worst Quarter: -32.67%, Q4 2008 Year-to-Date as of 3/31/2013: 5.69%
Average Annual Total Returns (For periods ended 12/31/2012 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison begins on 6/30/06.
Average Annual Total Returns DWS RREEF Global Real Estate Securities Fund	Class Inception	1 Year	5 Years	Since Inception
Class A before tax	Jul 3, 2006	21.28%	(1.66%)	0.80%
Class A After tax on distributions		18.84%	(3.24%)	(0.90%)
Class A After tax on distributions and sale of fund shares		13.87%	(2.36%)	(0.32%)
Class C before tax	Jul 3, 2006	27.66%	(1.33%)	0.86%
INST Class before tax	Jul 3, 2006	29.21%	(0.09%)	2.08%
Class S before tax	Jul 3, 2006	29.10%	(0.22%)	1.98%
MSCI World Index (reflects no deduction for fees, expenses or taxes)		15.83%	(1.18%)	2.35%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes)		27.73%	0.32%	2.54%

The Advisor believes the additional FTSE EPRA/NAREIT Developed Index represents the fund's overall investment process.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
DWS RREEF Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS RREEF Global Real Estate Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund's investment objective is to seek total return through a combination of current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 30) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

		Portfolio turnover rate for fiscal year 2012: 94%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Main investments. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and debt securities issued by real estate companies, such as real estate investment trusts (REITs), REIT-like structures or real estate operating companies. A company will be considered a real estate company if, in the opinion of the investment advisor or a subadvisor, at least 50% of its revenues or at least 50% of the market value of its assets at the time the security is purchased are attributable to the ownership, construction, financing, management or sale of real estate or such other activities that are primarily related to real estate. The fund may invest without limitation in securities of companies engaged principally in the real estate industry.

The fund may also invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities. In addition, the fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar transactions, in connection with its investments in securities of foreign companies.

Management process. In choosing securities, portfolio management uses a combination of two analytical disciplines:

Top-down research. Portfolio management analyzes market-wide investment conditions to arrive at the fund's weighting across regional markets (i.e., the portfolio weighting across investments in the Americas, Europe, Asia and Australia), and, within these regions, its strategy across investment sectors, such as office, industrial, retail, hospitality and residential apartment real estate sectors.

Bottom-up research. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund's exposure to individual securities within each region. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities they believe can provide superior returns over the long-term, and to sell those that they believe no longer represent the strongest prospects.

Derivatives. In addition to derivatives related to its foreign investments, the fund may use various types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

		Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

		Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.
Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Advisor believes the additional FTSE EPRA/NAREIT Developed Index represents the fund's overall investment process.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 35.70%, Q2 2009 Worst Quarter: -32.67%, Q4 2008 Year-to-Date as of 3/31/2013: 5.69%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2012 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison begins on 6/30/06.
DWS RREEF Global Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Annual Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.99%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
1 Year	rr_ExpenseExampleYear01	725
3 Years	rr_ExpenseExampleYear03	1,039
5 Years	rr_ExpenseExampleYear05	1,376
10 Years	rr_ExpenseExampleYear10	2,325
1 Year	rr_ExpenseExampleNoRedemptionYear01	725
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,039
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,376
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,325
2007	rr_AnnualReturn2007	(7.84%)
2008	rr_AnnualReturn2008	(48.64%)
2009	rr_AnnualReturn2009	36.71%
2010	rr_AnnualReturn2010	17.16%
2011	rr_AnnualReturn2011	(7.85%)
2012	rr_AnnualReturn2012	28.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.67%)
DWS RREEF Global Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Annual Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.99%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.35%
1 Year	rr_ExpenseExampleYear01	338
3 Years	rr_ExpenseExampleYear03	733
5 Years	rr_ExpenseExampleYear05	1,255
10 Years	rr_ExpenseExampleYear10	2,686
1 Year	rr_ExpenseExampleNoRedemptionYear01	238
3 Years	rr_ExpenseExampleNoRedemptionYear03	733
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,255
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,686
DWS RREEF Global Real Estate Securities Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Annual Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.99%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	381
5 Years	rr_ExpenseExampleNoRedemptionYear05	660
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,455
DWS RREEF Global Real Estate Securities Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Annual Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.99%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	750
10 Years	rr_ExpenseExampleYear10	1,646
1 Year	rr_ExpenseExampleNoRedemptionYear01	139
3 Years	rr_ExpenseExampleNoRedemptionYear03	434
5 Years	rr_ExpenseExampleNoRedemptionYear05	750
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,646
DWS RREEF Global Real Estate Securities Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.28%
5 Years	rr_AverageAnnualReturnYear05	(1.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.80%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
DWS RREEF Global Real Estate Securities Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.66%
5 Years	rr_AverageAnnualReturnYear05	(1.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.86%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
DWS RREEF Global Real Estate Securities Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.21%
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
DWS RREEF Global Real Estate Securities Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.10%
5 Years	rr_AverageAnnualReturnYear05	(0.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
DWS RREEF Global Real Estate Securities Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.84%
5 Years	rr_AverageAnnualReturnYear05	(3.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.90%)
DWS RREEF Global Real Estate Securities Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.87%
5 Years	rr_AverageAnnualReturnYear05	(2.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)
DWS RREEF Global Real Estate Securities Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
DWS RREEF Global Real Estate Securities Fund | FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.73%
5 Years	rr_AverageAnnualReturnYear05	0.32%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2013